Condensed Parent Company Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed and Consolidated Statement of Income of Organization [Abstract]
Income before income taxes									$ 6,537	$ 5,289	$ 5,064
Income tax benefit									(1,990)	(1,602)	(1,568)
NET INCOME	1,120	1,231	1,141	1,055	820	998	973	896	4,547	3,687	3,496
COMPREHENSIVE INCOME									4,981	4,244	3,301
Parent Company [Member]
Condensed and Consolidated Statement of Income of Organization [Abstract]
Interest on securities									2	1	1
Dividends from subsidiary									2,000	2,300	2,000
Total income									2,002	2,301	2,001
Operating expenses									354	336	483
Income before income taxes									1,648	1,965	1,518
Income tax benefit									(120)	(115)	(164)
Equity earnings in subsidiary, net of dividends									2,779	1,607	1,814
NET INCOME									4,547	3,687	3,496
COMPREHENSIVE INCOME									$ 4,981	$ 4,244	$ 3,301